UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

FORM N-Q

FEBRUARY 29, 2016

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.4%
Education - 6.8%
California School Finance Authority, School Facilities Revenue, KIPP LA Project	5.000%	7/1/35	$1,200,000	$1,320,060	(a)
California State Infrastructure & Economic Development Bank Revenue:
Academy of Motion Picture Arts & Project	5.000%	11/1/29	1,340,000	1,601,072
Academy of Motion Picture Arts & Project	5.000%	11/1/30	1,100,000	1,309,198
Academy of Motion Picture Arts & Project	5.000%	11/1/34	750,000	876,547
Academy of Motion Picture Arts & Project	5.000%	11/1/35	2,000,000	2,329,900
California State MFA Revenue, Biola University	5.625%	10/1/23	2,000,000	2,205,440
California State School Finance Authority, Educational Facilities Revenue, New Designs Charter School	5.250%	6/1/32	2,130,000	2,189,129
University of California Revenue, Limited Project	5.000%	5/15/26	2,500,000	3,034,300

Total Education				14,865,646

Health Care - 10.3%
ABAG, CA, Finance Authority for Nonprofit Corp. Revenue, Sharp Healthcare	6.000%	8/1/24	1,545,000	1,803,417
ABAG, CA, Finance Authority for Nonprofit Corp., Insured Senior Living Revenue:
Odd Fellows Home of California, CMI	5.000%	4/1/21	1,000,000	1,181,770
Odd Fellows Home of California, CMI	5.000%	4/1/23	1,000,000	1,218,430
Odd Fellows Home of California, CMI	5.000%	4/1/24	1,000,000	1,205,110
California Statewide CDA Revenue:
899 Charleston Project	5.000%	11/1/24	1,000,000	1,084,730
John Muir Health	5.000%	7/1/29	5,000,000	5,595,300
Lodi Memorial Hospital, CMI	5.000%	12/1/22	3,000,000	3,224,340
San Bernardino County, CA, COP, Arrowhead Project	5.125%	8/1/24	6,235,000	6,992,615

Total Health Care				22,305,712

Housing - 0.3%
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	650,000	691,795

Industrial Revenue - 8.9%
California State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc.	3.000%	11/1/25	3,750,000	3,883,837	(b)
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	3,000,000	3,567,540
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	5,000,000	6,517,200
Southern California Public Power Authority:
Natural Gas Project Revenue, Project Number 1	5.250%	11/1/24	2,435,000	2,907,439
Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,405,900

Total Industrial Revenue				19,281,916

Leasing - 11.0%
Alameda County, CA, Joint Powers Authority Lease Revenue, AGM	5.000%	12/1/23	3,000,000	3,228,690
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/25	1,910,000	2,371,933
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/27	1,250,000	1,521,588
California State Public Works Board, Lease Revenue, Various Capital Project	5.250%	10/1/24	3,000,000	3,617,610
El Dorado, CA, Irrigation District, COP, AGC	5.375%	8/1/24	1,090,000	1,236,551

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - (continued)
Long Beach, CA, Bond Finance Authority Lease Revenue	5.000%	8/1/23	$1,535,000	$1,835,246
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue	5.000%	9/1/21	3,400,000	3,767,166
San Diego, CA, Public Facilities Financing Authority, Lease Revenue:
Capital Improvement Project	5.000%	10/15/31	2,015,000	2,454,733
Capital Improvement Project	5.000%	10/15/32	1,145,000	1,385,049
Capital Improvement Project	5.000%	10/15/34	1,000,000	1,200,190
Capital Improvement Project	5.000%	10/15/35	1,040,000	1,243,320

Total Leasing				23,862,076

Other - 2.3%
California State MFA Revenue, Goodwill Industries Sacramento Valley & Northern Nevada Project	5.750%	1/1/22	770,000	834,426	(a)
Lee Lake, CA, PFA Revenue:
Junior Lien	5.000%	9/1/25	385,000	421,717
Senior Lien	5.000%	9/1/22	1,000,000	1,165,300
Long Beach, CA, Marina Revenue	5.000%	5/15/28	850,000	1,007,752
Long Beach, CA, Marina Revenue	5.000%	5/15/31	445,000	518,131
Ontario, CA, Redevelopment Financing Authority Revenue, Project Number 1 Centre City & Cimarron, NATL	5.250%	8/1/16	1,060,000	1,062,194

Total Other				5,009,520

Power - 23.2%
Central Valley Financing Authority, CA, Cogeneration Project Revenue:
Carson Ice Generation Project	5.000%	7/1/17	1,000,000	1,057,410
Carson Ice Generation Project	5.000%	7/1/19	800,000	907,288
Carson Ice Generation Project	5.250%	7/1/20	1,000,000	1,178,160
Guam Power Authority Revenue, AGM	5.000%	10/1/34	1,100,000	1,282,006
M-S-R Public Power Agency, San Juan Project Revenue, AGM	5.000%	7/1/22	3,000,000	3,275,400
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/25	5,000,000	5,870,350
Northern California Transmission Agency Revenue:
California Oregon Project	5.000%	5/1/31	1,250,000	1,527,188	(c)
California Oregon Project	5.000%	5/1/32	2,250,000	2,728,732	(c)
California Oregon Project	5.000%	5/1/33	4,000,000	4,819,360	(c)
California Oregon Project	5.000%	5/1/34	2,750,000	3,299,807	(c)
Northern, CA, Power Agency Revenue:
Hydroelectric Project Number One	5.000%	7/1/22	2,250,000	2,531,993
Hydroelectric Project Number One	5.000%	7/1/23	5,000,000	5,621,400
Hydroelectric Project Number One, AGC	5.000%	7/1/24	2,000,000	2,181,160
Lodi Energy Center	5.000%	6/1/25	4,000,000	4,598,440
Sacramento, CA, Cogeneration Authority Project Revenue, Procter & Gamble Project	5.000%	7/1/17	1,405,000	1,485,661
Turlock, CA, Irrigation District Revenue	5.000%	1/1/24	7,070,000	8,049,266

Total Power				50,413,621

Pre-Refunded/Escrowed to Maturity - 3.1%
California Health Facilities Financing Authority Revenue, Providence Health & Services System	6.250%	10/1/24	1,500,000	1,714,380	(d)
California Statewide CDA Revenue, Methodist Hospital Project, FHA	6.250%	8/1/24	4,235,000	4,943,812	(d)

Total Pre-Refunded/Escrowed to Maturity				6,658,192

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - 6.1%
Irvine, CA, Improvement Bond Act 1915, Limited Obligation Reassessment District No. 12-1	5.000%	9/2/24	$600,000	$699,612
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation:
Rancho Redevelopment Project Area, AGM	5.000%	9/1/26	1,850,000	2,244,549
Rancho Redevelopment Project Area, AGM	5.000%	9/1/27	1,700,000	2,049,418
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.000%	9/1/27	500,000	546,620
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	2,500,000	2,767,575
Matching Fund Loan Notes	5.000%	10/1/18	4,500,000	4,901,040

Total Special Tax Obligation				13,208,814

State General Obligation - 4.4%
California State, GO:
Various Purpose	5.000%	9/1/22	2,000,000	2,460,820
Various Purpose	5.000%	9/1/23	3,000,000	3,691,230	(e)
Various Purpose	5.000%	9/1/25	1,000,000	1,107,720
Various Purpose	5.000%	9/1/26	2,000,000	2,213,860

Total State General Obligation				9,473,630

Transportation - 7.8%
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	0.910%	5/1/23	3,000,000	2,960,940	(f)(g)
San Francisco Bay Area	1.110%	4/1/24	1,000,000	992,570	(f)(g)
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/21	2,575,000	2,962,641
Sacramento County, CA, Airport System Revenue	5.000%	7/1/25	1,000,000	1,152,010
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/24	5,665,000	6,583,693
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	2,000,000	2,271,180

Total Transportation				16,923,034

Water & Sewer - 13.2%
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	3,000,000	3,126,540	(a)
Guam Government Waterworks Authority, Water & Wastewater System Revenue	5.000%	7/1/36	1,800,000	2,054,520
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/20	5,000,000	5,657,000
San Diego, CA, Water Authority Revenue	5.000%	5/1/28	4,845,000	6,028,537
Stockton, CA, PFA, Wastewater Revenue:
BAM	5.000%	9/1/24	1,000,000	1,221,930
BAM	5.000%	9/1/25	1,250,000	1,510,138
BAM	5.000%	9/1/26	1,375,000	1,644,747
BAM	5.000%	9/1/27	1,000,000	1,185,220
BAM	5.000%	9/1/28	1,500,000	1,764,045
BAM	5.000%	9/1/29	1,000,000	1,170,240
Tulare, CA, Sewer Revenue:
AGM	5.000%	11/15/28	1,200,000	1,475,520
AGM	5.000%	11/15/29	1,500,000	1,825,500

Total Water & Sewer				28,663,937

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $193,943,225)				$211,357,893

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 7.3%
Education - 0.1%
University of California, CA, Revenue	0.010%	5/15/48	$200,000	$200,000	(h)(i)

Finance - 0.1%
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.210%	11/1/22	300,000	300,000	(h)(i)

Health Care - 1.3%
California Statewide CDA Revenue, Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.010%	4/1/33	700,000	700,000	(h)(i)
Long Beach, CA, Health Facilities Revenue, Memorial Health Services	0.010%	10/1/16	700,000	700,000	(h)(i)
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, SPA-JPMorgan Chase	0.060%	11/1/34	1,400,000	1,400,000	(h)(i)

Total Health Care				2,800,000

Housing: Multi-Family - 0.8%
California Statewide CDA, MFH Revenue, Arbor Ridge Apartments, LIQ-FHLMC	0.030%	11/1/36	1,600,000	1,600,000	(b)(h)(i)
New York State Housing Finance Agency Revenue, Worth Street, FNMA, LIQ-FNMA	0.020%	5/15/33	100,000	100,000	(b)(h)(i)
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.030%	2/15/31	100,000	100,000	(b)(h)(i)

Total Housing: Multi-Family				1,800,000

Housing: Single Family - 0.1%
Utah State Housing Corp. Single Family Mortgage Revenue, SPA-JPMorgan Chase	0.040%	1/1/34	100,000	100,000	(b)(h)(i)

Other - 0.1%
New York City, NY, GO, AGM, SPA-Dexia Credit Local	0.210%	11/1/26	200,000	200,000	(h)(i)

Power - 0.8%
Northern California Power Agency Revenue, Hydroelectric Project, LOC-Bank of Montreal	0.010%	7/1/32	1,700,000	1,700,000	(h)(i)

Public Facilities - 0.9%
California Statewide CDA Revenue, Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.010%	6/1/27	2,000,000	2,000,000	(h)(i)

Solid Waste/Resource Recovery - 0.2%
California State PCFA, Solid Waste Disposal Revenue, Zerep Management Corp. Project, LOC-Comerica Bank	0.170%	10/1/36	500,000	500,000	(b)(h)(i)

Transportation - 2.2%
Illinois State Toll Highway Authority Revenue, AGM, SPA-Landesbank Hessen-Thuringen	0.230%	1/1/17	3,000,000	3,000,000	(h)(i)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, SPA-JPMorgan Chase	0.010%	4/1/38	1,300,000	1,300,000	(h)(i)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue, SPA-Sumitomo Mitsui Banking	0.010%	4/1/36	$500,000	$500,000	(h)(i)

Total Transportation				4,800,000

Water & Sewer - 0.7%
Metropolitan Water District of Southern California Revenue	0.010%	7/1/35	200,000	200,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.210%	6/15/32	500,000	500,000	(h)(i)
Second General Resolution, SPA-Dexia Credit Local	0.300%	6/15/32	800,000	800,000	(h)(i)

Total Water & Sewer				1,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $15,900,000)				15,900,000

TOTAL INVESTMENTS - 104.7% (Cost - $209,843,225#)				227,257,893
Liabilities in Excess of Other Assets - (4.7)%				(10,182,649)

TOTAL NET ASSETS - 100.0%				$217,075,244

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Security is purchased on a when-issued basis.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Maturity date shown represents the mandatory tender date.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$211,357,893	—	$211,357,893
Short-Term Investments†	—	15,900,000	—	15,900,000

Total investments	—	$227,257,893	—	$227,257,893

Other Financial Instruments:
Futures Contracts	$4,330	—	—	$4,330

Total	$4,330	$227,257,893	—	$227,262,223

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At February 29, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$17,509,119
Gross unrealized depreciation	(94,451)

Net unrealized appreciation	$17,414,668

At February 29, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	14	6/16	$2,307,767	$2,303,437	$4,330

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 20, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 20, 2016